Note 18 - Subsequent Events (Detail) (Purchase of Five Vessels [Member], Subsequent Event [Member], USD $)	Mar. 31, 2013
Purchase of Five Vessels [Member] | Subsequent Event [Member]
Contractual Obligation	$ 93,700,000